Schedule of Investments (unaudited)
October 31, 2025
iShares® Neuroscience and Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 68.1%
Acadia Pharmaceuticals Inc.(a)	6,145	$139,491
Alector Inc.(a)	5,082	7,471
Alkermes PLC(a)	5,186	159,210
Anavex Life Sciences Corp.(a)(b)	5,535	44,114
Annexon Inc.(a)	6,379	20,158
Argenx SE, ADR(a)	207	169,429
Benitec Biopharma Inc.(a)(b)	1,637	26,781
BioArctic AB, Class B(a)(c)	2,662	82,156
Biogen Inc.(a)(b)	1,104	170,314
Biohaven Ltd.(a)	6,159	105,935
Bright Minds Biosciences Inc.(a)	472	25,842
Capricor Therapeutics Inc.(a)(b)	2,677	17,427
Catalyst Pharmaceuticals Inc.(a)	7,485	159,206
Centessa Pharmaceuticals PLC, ADR(a)	5,727	142,602
Denali Therapeutics Inc.(a)	8,513	138,592
Dianthus Therapeutics Inc.(a)	1,565	54,744
Dyne Therapeutics Inc.(a)(b)	7,386	166,776
Entrada Therapeutics Inc.(a)(b)	1,495	10,390
Idorsia Ltd.(a)	10,322	45,000
Larimar Therapeutics Inc.(a)(b)	3,304	12,853
Neurocrine Biosciences Inc.(a)	1,077	154,237
Neurogene Inc.(a)(b)	804	27,545
Oncolys BioPharma Inc.(a)	1,600	7,774
Praxis Precision Medicines Inc.(a)(b)	1,324	263,158
Prothena Corp. PLC(a)	2,898	31,153
PTC Therapeutics Inc.(a)	2,710	185,120
REGENXBIO Inc.(a)	3,053	38,987
SanBio Co. Ltd.(a)(b)	3,500	64,188
Sangamo Therapeutics Inc.(a)(b)	19,103	11,424
Sarepta Therapeutics Inc.(a)(b)	6,253	150,135
Scholar Rock Holding Corp.(a)(b)	4,942	146,382
Solid Biosciences Inc.(a)	3,889	20,962
Taysha Gene Therapies Inc.(a)(b)	14,820	73,507
Tonix Pharmaceuticals Holding Corp.(a)(b)	584	10,874
Vanda Pharmaceuticals Inc.(a)	3,668	15,956
Voyager Therapeutics Inc.(a)(b)	3,021	14,108
Xenon Pharmaceuticals Inc.(a)(b)	3,960	166,003
		3,080,004
Health Care Equipment & Supplies — 6.3%
Axogen Inc.(a)(b)	2,961	65,793
Ceribell Inc.(a)	1,354	15,436
ClearPoint Neuro Inc.(a)(b)	1,623	37,686
Integra LifeSciences Holdings Corp.(a)	4,388	52,700
MicroPort NeuroScientific Corp.	16,000	24,307
Neuronetics Inc.(a)(b)	2,686	7,118
NeuroPace Inc.(a)	1,571	15,616
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Peijia Medical Ltd.(a)(c)	31,000	$23,999
Shanghai HeartCare Medical Technology Corp. Ltd., Class H(a)(c)	1,100	7,762
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(c)	12,000	36,466
		286,883
Pharmaceuticals — 24.0%
Avadel Pharmaceuticals PLC(a)	5,991	113,170
Axsome Therapeutics Inc.(a)	1,241	167,523
Cassava Sciences Inc.(a)(b)	2,799	9,125
Cognition Therapeutics Inc.(a)(b)	4,727	8,461
Edgewise Therapeutics Inc.(a)(b)	5,042	92,168
Fulcrum Therapeutics Inc.(a)	3,197	27,974
H Lundbeck A/S	17,826	130,007
Medincell SA, NVS(a)	1,367	60,653
Neuren Pharmaceuticals Ltd.(a)	7,165	101,707
Rapport Therapeutics Inc.(a)	1,164	33,674
SK Biopharmaceuticals Co. Ltd.(a)	1,884	152,334
Supernus Pharmaceuticals Inc.(a)	3,374	186,009
		1,082,805
Technology Hardware, Storage & Peripherals — 1.5%
Dynavox Group AB(a)	6,453	66,394
Total Long-Term Investments — 99.9% (Cost: $3,555,029)		4,516,086
Short-Term Securities
Money Market Funds — 32.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	1,483,687	1,484,428
Total Short-Term Securities — 32.8% (Cost: $1,484,362)		1,484,428
Total Investments — 132.7% (Cost: $5,039,391)		6,000,514
Liabilities in Excess of Other Assets — (32.7)%		(1,479,026)
Net Assets — 100.0%		$4,521,488

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Neuroscience and Healthcare ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,146,198	$338,086 (a)	$—	$113	$31	$1,484,428	1,483,687	$2,878 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	6	—
				$113	$31	$1,484,428		$2,884	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,713,339	$802,747	$—	$4,516,086
Short-Term Securities
Money Market Funds	1,484,428	—	—	1,484,428
	$5,197,767	$802,747	$—	$6,000,514

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares